Vessels, Net (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Property Plant And Equipment [Line Items]
Balance December 31, 2013	$ 306,135,916
Depreciation for the period	(8,912,078)	(8,385,305)
Balance June 30, 2014	323,234,992
Vessel Cost
Property Plant And Equipment [Line Items]
Balance December 31, 2013	376,193,456
Newbuilding deliveries	25,914,598
Balance June 30, 2014	402,108,054
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance December 31, 2013	(70,057,540)
Depreciation for the period	(8,815,522)
Balance June 30, 2014	(78,873,062)
Net Book Value
Property Plant And Equipment [Line Items]
Balance December 31, 2013	306,135,916
Newbuilding deliveries	25,914,598
Depreciation for the period	(8,815,522)
Balance June 30, 2014	$ 323,234,992